Earnings Per Equity Share - Summary of Basic Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 110,452	$ 1,325	₨ 113,500	₨ 122,191
Weighted average number of equity shares outstanding	5,288,285,555	5,288,285,555	5,477,466,573	5,466,705,840
Basic earnings per equity share | (per share)	₨ 20.89	$ 0.25	₨ 20.73	₨ 22.35